SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Jun. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Selected Quarterly Financial Data

	Three Months Ended
	September 2016	December 2016	March 2017	June 2017

	(Dollars in Thousands, except per share data)
Total interest and dividend income	$1,777	$1,814	$1,958	$2,097
Total interest expense	373	396	488	597

Net interest income	1,404	1,418	1,470	1,500
Provision for loan losses	16	18	15	9

Net interest income after provision for loan losses	1,388	1,400	1,455	1,491
Total noninterest income	130	107	130	123
Total noninterest expense	934	916	896	993

Income before income taxes	584	591	689	621
Income taxes	186	196	263	203

Net income	$398	$395	$426	$418

Per share data:
Net income
Basic	$0.21	$0.21	$0.23	$0.22
Diluted	0.21	0.21	0.23	0.22
Average shares outstanding
Basic	1,876,160	1,881,086	1,882,593	1,855,313
Diluted	1,876,160	1,881,086	1,882,593	1,855,313

	Three Months Ended
	September 2015	December 2015	March 2016	June 2016

	(Dollars in Thousands, except per share data)
Total interest and dividend income	$1,637	$1,622	$1,764	$1,789
Total interest expense	311	320	402	398

Net interest income	1,326	1,302	1,362	1,391
Provision for loan losses	19	28	21	(12)

Net interest income after provision for loan losses	1,307	1,274	1,341	1,403
Total noninterest income	139	156	131	146
Total noninterest expense	943	944	939	947

Income before income taxes	503	486	533	602
Income taxes	192	193	204	210

Net income	$311	$293	$329	$392

Per share data:
Net income
Basic	$0.16	$0.16	$0.17	$0.20
Diluted	0.16	0.16	0.17	0.20
Average shares outstanding
Basic	1,909,262	1,910,190	1,910,222	1,909,922
Diluted	1,909,262	1,910,190	1,910,222	1,909,922

Schedule of Quarterly Common Stock Market Price and Dividend Information

	Market Price		Cash Dividends Declared
Quarter Ended	High	Low
June 2017	$16.15	$14.44	$0.10
March 2017	15.50	14.10	0.06
December 2016	15.40	12.01	0.04
September 2016	12.90	11.10	0.04
June 2016	$12.50	$10.73	$0.08
March 2016	12.54	11.30	0.04
December 2015	12.60	10.78	0.08
September 2015	11.84	10.75	0.04